Disclosure of detailed information about present value of the decommissioning liability (Details)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 1	1.94%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 2	2.20%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 3	2.00%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 4	2.00%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 5	1.60%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 6	2.34%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 7	2.00%
Decommissioning Liability Disclosure Of Detailed Information About Present Value Of The Decommissioning Liability 8	2.00%